Financial instruments and risk management (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of net borrowings interest rate profile	The interest rate profile of the group's net borrowings is as follows:

	2025		2024
	$ million	%	$ million	%
Fixed rate	19,051	87	16,174	77
Floating rate(1)	2,289	11	4,384	21
Impact of financial derivatives and fair value adjustments	(139)	(1)	(145)	(1)
Lease liabilities	653	3	604	3
Net borrowings	21,854	100	21,017	100
(1)The floating rate portion of net borrowings includes cash and cash equivalents, collaterals, floating rate loans and bonds, and bank overdrafts.
Schedule of average monthly net borrowings and effective interest rate	The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2025 $ million	2024 $ million	2023 $ million	2025%	2024%	2023%
21,540	21,034	18,362	4.1	4.3	3.9
(i)For this calculation, net interest charge includes interest capitalised and excludes fair value adjustments to derivative financial instruments and average monthly net borrowings include the impact of interest rate swaps that are no longer in a hedge relationship but exclude the market value adjustment for cross currency interest rate swaps.
Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts	The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments including financial derivatives, cash and cash equivalents, borrowings and other financial assets and liabilities. The results of the sensitivity analysis should not be considered as projections of likely future events as actual gains or losses in the future may differ materially due to developments in the global financial markets which may cause fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(1) (2)
	2025 $ million	2024 $ million	2025 $ million	2024 $ million
0.5% decrease in interest rates	30	22	38	43
0.5% increase in interest rates	(29)	(22)	(37)	(42)
10% weakening of US dollar	(46)	(39)	(1,049)	(974)
10% strengthening of US dollar	37	33	867	813
(1)The impact on foreign currency borrowings and derivatives in net investment hedges is largely offset by the foreign exchange difference arising on the translation of net investments.
(2)The impact on the consolidated statement of comprehensive income includes the impact on the income statement.
Schedule of derivative financial instruments

	Gross amount $ million	Right of asset offset $ million	Right of liability offset $ million	Net amount $ million
2025
Derivative financial assets	733	(147)	(72)	514
Derivative financial liabilities	(275)	147	72	(56)
2024
Derivative financial assets	483	(184)	(139)	160
Derivative financial liabilities	(486)	184	139	(163)

Schedule of contractual cash flows	Contractual cash flows

	Due within 1 year $ million	Due between 1 and 3 years $ million	Due between 3 and 5 years $ million	Due after 5 years $ million	Total $ million	Carrying amount at balance sheet date $ million
2025
Borrowings(1)	(2,938)	(4,709)	(4,331)	(12,078)	(24,056)	(23,748)
Interest on borrowings(1)(2)	(935)	(1,261)	(1,061)	(2,320)	(5,577)	(352)
Lease capital repayments	(112)	(163)	(112)	(266)	(653)	(653)
Lease future interest payments	(25)	(35)	(24)	(40)	(124)	—
Trade and other financial liabilities(3)	(5,912)	(165)	(16)	(23)	(6,116)	(6,039)
Non-derivative financial liabilities	(9,922)	(6,333)	(5,544)	(14,727)	(36,526)	(30,792)
Cross currency swaps (gross)
Receivable	171	909	1,097	4,960	7,137
Payable	(164)	(918)	(1,063)	(4,446)	(6,591)
FX forwards (gross)
Receivable	7,537	763	—	—	8,300
Payable	(7,441)	(693)	—	—	(8,134)
Other derivative instruments (net)	(90)	(84)	(65)	(11)	(250)
Derivative instruments(2)	13	(23)	(31)	503	462	438
2024
Borrowings(1)	(2,902)	(4,991)	(4,259)	(9,812)	(21,964)	(21,501)
Interest on borrowings(1)(2)	(791)	(1,043)	(789)	(1,866)	(4,489)	(291)
Lease capital repayments	(95)	(148)	(95)	(266)	(604)	(604)
Lease future interest payments	(19)	(30)	(22)	(44)	(115)	—
Trade and other financial liabilities(3)	(5,316)	(280)	(217)	(5)	(5,818)	(5,619)
Non-derivative financial liabilities	(9,123)	(6,492)	(5,382)	(11,993)	(32,990)	(28,015)
Cross currency swaps (gross)
Receivable	128	549	1,249	3,666	5,592
Payable	(126)	(549)	(1,303)	(3,341)	(5,319)
FX forwards (gross)
Receivable	7,164	1,141	—	—	8,305
Payable	(7,042)	(1,135)	—	—	(8,177)
Other derivative instruments (net)	(161)	(145)	(76)	(33)	(415)
Derivative instruments(2)	(37)	(139)	(130)	292	(14)	(23)
(1)For the purposes of these tables, borrowings are defined as gross borrowings excluding lease liabilities and fair value of derivative instruments as disclosed in note 17.
(2)Carrying amount of interest on borrowings, interest on derivatives and interest on other payables is included within interest payable in note 15.
(3)Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.
Schedule of available undrawn committed bank facilities	The group had available undrawn committed bank facilities as follows:

	2025 $ million	2024 $ million
Expiring within one year	1,040	625
Expiring between one and two years	—	1,040
Expiring after two years	2,460	1,585
	3,500	3,250

Schedule of financial assets and liabilities measured at fair value	The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2025 $ million	2024 $ million
Derivative assets	733	497
Derivative liabilities	(275)	(486)
Valuation techniques based on observable market input (Level 2)	458	11
Financial assets - other	75	333
Financial liabilities - other	(226)	(443)
Valuation techniques based on unobservable market input (Level 3)	(151)	(110)

Schedule of movements in level 3 measured on recurring basis	The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	2025 $ million	2025 $ million	2024 $ million	2024 $ million
At the beginning of the year	(198)	(245)	(274)	(391)
Net gains included in the income statement	7	133	—	145
Net losses included in exchange in other comprehensive income	—	(8)	—	—
Net gains included in retained earnings	89	—	73	—
Acquisitions	—	(12)	—	—
Settlement of liabilities	1	7	3	1
At the end of the year	(101)	(125)	(198)	(245)

Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories	Further to the foreign currency borrowings in net investment hedge relationships disclosed in note 16(a), the notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships by the main risk categories are as follows:

	Notional amounts $ million	Maturity	Range of hedged rates
2025
Net investment hedges
Derivatives in net investment hedges of foreign operations	2,255	August 2025 - October 2027	euro 0.84 - 0.85 Canadian dollar 1.29 - 1.48 Chinese yuan 6.93 - 7.29
Foreign currency borrowings in net investment hedges	9,561	May 2026 - August 2044	sterling 0.75 - 0.82 euro 0.86 - 0.94
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	2,873	September 2028 - June 2034	euro 0.89 - 0.90
Derivatives in cash flow hedge (foreign currency risk)(1)	1,586	September 2025 - January 2028	sterling 0.74 - 0.81 Mexican peso 17.73 - 23.69
Derivatives in cash flow hedge (commodity price risk)(1)	275	July 2025 - June 2027	Aluminium: 2,426.00 - 2,693.50 USD/ Mt Natural Gas: 0.74 - 1.38 GBP/therm
Fair value hedges
Derivatives in fair value hedge (interest rate risk)(2)	4,229	September 2025 - April 2035	EURIBOR 1.93 - 1.94% SOFR 0.27 - 1.61%
2024
Net investment hedges
Derivatives in net investment hedges of foreign operations	3,198	September 2024 - April 2043	sterling 0.53 - 0.78 euro 0.91 - 0.93 Chinese yuan 6.93 - 7.29
Foreign currency borrowings in net investment hedges	8,109	September 2024 - June 2038	sterling 0.76 - 0.82 euro 0.89 - 0.94
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	2,747	September 2028 - June 2034	euro 0.89 - 0.90
Derivatives in cash flow hedge (foreign currency risk)(1)	1,855	September 2024 - December 2025	sterling 0.78 - 0.94 euro 0.87 - 0.93 Mexican peso 17.73 - 20.57
Derivatives in cash flow hedge (commodity price risk)(1)	207	July 2024 - September 2025	Feed Wheat: 177.50 - 206.00 USD/Bu Natural Gas: 0.86 - 1.40 USD/therm
Fair value hedges
Derivatives in fair value hedge (interest rate risk)(2)	4,044	April 2025 - April 2030	EURIBOR 1.93 - 1.94% SOFR 0.27 - 1.61%
(1) In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.
(2) In case of derivatives in fair value hedges, the range of the floating interest rates of the derivatives are presented.
Schedule of effectiveness and impacts of hedging relationships	The following table sets out information regarding the effectiveness of hedging relationships designated by the group, as well as the impacts on the income statement and other comprehensive income:

	At the beginning of the year $ million	Consolidated income statement $ million	Consolidated statement of comprehensive income $ million	Other(2) $ million	At the end of the year $ million
2025
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	367	44	(2)	(426)	(17)
Foreign currency borrowings in net investment hedges	(8,109)	—	(768)	(684)	(9,561)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	(32)	230	(69)	56	185
Derivatives in cash flow hedge (foreign currency risk)	27	54	76	(54)	103
Derivatives in cash flow hedge (commodity price risk)	(9)	(19)	(1)	21	(8)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(376)	166	—	—	(210)
Fair value hedge hedged item	368	(163)	—	—	205
Instruments in fair value hedge relationship	(8)	3	—	—	(5)
2024
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	—	22	(66)	411	367
Foreign currency borrowings in net investment hedges	(12,584)	—	(82)	4,557	(8,109)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	438	(152)	94	(412)	(32)
Derivatives in cash flow hedge (foreign currency risk)	232	203	(205)	(203)	27
Derivatives in cash flow hedge (commodity price risk)	(32)	(9)	22	10	(9)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(476)	100	—	—	(376)
Fair value hedge hedged item	469	(101)	—	—	368
Instruments in fair value hedge relationship	(7)	(1)	—	—	(8)
(1)There was no significant ineffectiveness on net investment, cash flow and fair value hedges during the years ended 30 June 2025 and 2024, accordingly the fair value movement of the hedged items was materially similar and offsetting the movement of the hedges.
(2)Other movements include cash flows on result of matured derivatives, notional of bonds designated in or de-designated from net investment hedges and reclassification of hedging instruments between hedge portfolios and de-designation of hedging instruments.

Schedule of financial assets and liabilities	The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

	Fair value through income statement $ million	Assets and liabilities at amortised cost $ million	Not categorised as a financial instrument $ million	Total $ million	Current $ million	Non-current $ million
2025
Other investments and loans(1)	75	1	—	76	—	76
Trade and other receivables	—	3,120	422	3,542	3,504	38
Cash and cash equivalents	—	2,200	—	2,200	2,200	—
Derivatives in cash flow hedge (foreign currency debt)	185	—	—	185	—	185
Derivatives in cash flow hedge (foreign currency risk)	110	—	—	110	71	39
Derivatives in cash flow hedge (commodity price risk)	3	—	—	3	1	2
Derivatives in net investment hedge	5	—	—	5	5	—
Trading derivatives (cross currency swaps)	388	—	—	388	—	388
Other instruments	455	—	—	455	447	8
Leases	—	1	—	1	—	1
Total other financial assets	1,146	1	—	1,147	524	623
Total financial assets	1,221	5,322	422	6,965	6,228	737
Borrowings(2)	—	(23,748)	—	(23,748)	(2,928)	(20,820)
Trade and other payables	(125)	(5,979)	(1,040)	(7,144)	(6,952)	(192)
Derivatives in fair value hedge (interest rate risk)	(210)	—	—	(210)	(8)	(202)
Derivatives in cash flow hedge (foreign currency risk)	(7)	—	—	(7)	(7)	—
Derivatives in cash flow hedge (commodity price risk)	(11)	—	—	(11)	(11)	—
Derivatives in net investment hedge	(22)	—	—	(22)	(14)	(8)
Other instruments	(126)	—	—	(126)	(126)	—
Leases	—	(653)	—	(653)	(112)	(541)
Total other financial liabilities	(376)	(653)	—	(1,029)	(278)	(751)
Total financial liabilities	(501)	(30,380)	(1,040)	(31,921)	(10,158)	(21,763)
Total net financial assets/(liabilities)	720	(25,058)	(618)	(24,956)	(3,930)	(21,026)
2024
Other investments and loans(1)	333	59	—	392	—	392
Trade and other receivables	—	2,971	554	3,525	3,487	38
Cash and cash equivalents	—	1,130	—	1,130	1,130	—
Derivatives in cash flow hedge (foreign currency risk)	62	—	—	62	58	4
Derivatives in cash flow hedge (commodity price risk)	5	—	—	5	5	—
Derivatives in net investment hedge	386	—	—	386	17	369
Other instruments	275	—	—	275	275	—
Total other financial assets	728	—	—	728	355	373
Total financial assets	1,061	4,160	554	5,775	4,972	803
Borrowings(2)	—	(21,501)	—	(21,501)	(2,885)	(18,616)
Trade and other payables	(245)	(5,373)	(1,040)	(6,658)	(6,354)	(304)
Derivatives in fair value hedge (interest rate risk)	(376)	—	—	(376)	(16)	(360)
Derivatives in cash flow hedge (foreign currency debt)	(32)	—	—	(32)	—	(32)
Derivatives in cash flow hedge (foreign currency risk)	(35)	—	—	(35)	(14)	(21)
Derivatives in cash flow hedge (commodity price risk)	(14)	—	—	(14)	(14)	—
Derivatives in net investment hedge	(19)	—	—	(19)	(1)	(18)
Other instruments	(208)	—	—	(208)	(208)	—
Leases	—	(604)	—	(604)	(95)	(509)
Total other financial liabilities	(684)	(604)	—	(1,288)	(348)	(940)
Total financial liabilities	(929)	(27,478)	(1,040)	(29,447)	(9,587)	(19,860)
Total net financial assets/(liabilities)	132	(23,318)	(486)	(23,672)	(4,615)	(19,057)
(1)Other investments and loans include those in respect of associates.
(2)Borrowings are defined as gross borrowings excluding lease liabilities and the fair value of derivative instruments.